Earnings per Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Earnings Per Share [Abstract]
Net income	$ 90,194	$ 370,510
Weighted average common shares outstanding, basic	102,821,671	102,098,942
Basic earnings per share	$ 0.88	$ 3.63
Dillutive effect of non vested shares	349,053	341,003
Weighted average common shares outstanding, diluted	103,170,724	102,439,945
Diluted earnings per share	$ 0.87	$ 3.62